BASIS OF PRESENTATION AND LIQUIDITY (Details 2) (Recourse factoring on account receivable, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Aug. 31, 2011 item	Sep. 30, 2011 item
Recourse factoring on account receivable
Debt
Amount of available factoring line	$ 4.6	$ 4.6
Number of debt instruments	1	1
Number of customers with whom recourse factoring on accounts receivable is entered into by the entity	1	1
Expiration term of debt instrument	12 months	12 months